SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 0	$ 5	$ 0	$ 122
Gross margin	0	1	0	52
Net (loss)	(5,374)	(3,331)	(10,673)	(6,346)
Segment assets	15,908	1,228	15,908	1,228
Development of the Bio-RFID and ChromaID Technologies
Revenue	0	0	0	0
Gross margin	0	0	0	0
Net (loss)	(4,950)	(3,346)	(9,874)	(6,418)
Segment assets	15,759	1,224	15,759	1,224
Particle, Inc. Technology
Revenue	0		0
Gross margin	0		0
Net (loss)	(424)		(799)
Segment assets	149		149
TransTech Distribution Business
Revenue	0	5	0	122
Gross margin	0	1	0	52
Net (loss)	0	15	0	72
Segment assets	$ 0	$ 4	$ 0	$ 4